Curian Guidance - Real Assets Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Real Assets Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Real Assets Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.16%
Total Annual Fund Operating Expenses		1.43%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Expense Example Narrative [Text Block]	In the section entitled, “Summary Overview of Each Fund” for the Curian Guidance – Real Assets Fund under “Expense Example,” please delete the table in its entirety and replace it with the following:
Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Real Assets Fund	146	452	782	1,713